Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ (2,015)	$ 828	$ 4,725
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,814	2,964	1,782
Warrants to customers	2,895	2,030
Share based compensation	4,411	2,993	2,383
Tax benefit related to exercise of stock options		(71)
Amortization of premium on marketable securities	546	454	(113)
Realized gain on sale of marketable securities	(34)	(6)
Decrease (increase) in trade receivables	9,081	(9,257)	(13,117)
Decrease (increase) in other receivables and prepaid expenses	1,100	(411)	(1,648)
Increase in inventory	(10,629)	(6,061)	(4,610)
Increase in deferred taxes, net	(125)	(181)	(57)
Increase in other long-term assets	(10)	(217)	(68)
Increase (decrease) in trade payables	(3,635)	2,819	7,036
Increase in employees and payroll accruals	360	1,550	1,435
Increase (decrease) in deferred revenues and advances from customers	(31)	675	(820)
Increase (decrease) in other payables and accrued expenses	(461)	1,879	223
Increase (decrease) in accrued severance pay, net	208	180	(2)
Increase in other long-term liabilities	203	386
Loss from sale of property and Equipment	228	9	51
Foreign currency translation gain (loss) on intercompany balances with foreign subsidiaries	(916)	393	590
Net cash provided by (used in) operating activities	5,990	956	(2,210)
Cash flows from investing activities:
Purchase of property and equipment	(5,660)	(5,462)	(1,861)
Proceeds from sale of property and equipment	6		8
Cash paid in connection with acquisition		(9,206)	(1,000)
Proceeds from (investment in) bank deposits, net	(4,500)	22,000	(22,000)
Proceeds from sale marketable securities	39,353	2,086
Proceeds from maturity of marketable securities	7,240	4,500	1,500
Purchase of marketable securities	(83,183)	(11,455)	(35,518)
Net cash provided by (used in) investing activities	(46,744)	2,463	(58,871)
Cash flows from financing activities:
Proceeds from public offering, net of issuance costs	35,077		74,180
Exercise of employee stock options	2,760	958	421
Payment of issuance cost related to warrants		(90)
Tax benefit related to exercise of stock options		71
Payment of contingent consideration	(1,400)
Net cash provided by financing activities	36,437	939	74,601
Foreign currency translation adjustments on cash and cash equivalents	157	(33)	(49)
Increase (decrease) in cash and cash equivalents	(4,317)	4,358	13,520
Cash and cash equivalents at the beginning of the period	22,789	18,464	4,993
Cash and cash equivalents at the end of the period	18,629	22,789	18,464
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	853	593	1,368
Non-cash investing and financing activities:
Property and equipment acquired by credit	427	808	422
Inventory transferred to be used as property and equipment	397	1,090	692
Property and equipment transferred to be used as inventory			106
Issuance expenses on credit		$ 362